Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

11.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, as follows:
	As of December 31,
	2011	2010

Buildings and improvements	$13,625,189	$12,750,902
Plant and machinery	1,552,234	1,453,435
Furniture, fixtures and equipment	5,668,331	3,055,934
Motor vehicles	443,048	420,683

	21,288,802	17,680,954
Accumulated depreciation	(4,511,548)	(3,437,366)

	16,777,254	14,243,588
Construction in progress	1,319,808	362,300

	$18,097,062	$14,605,888

(a)	An analysis of buildings, plant and machinery pledged to banks for bank loans (Note 16(d) (i)) is as follows:

	As of December 31,
	2011	2010

Buildings	$5,471,223	$6,669,969
Accumulated depreciation	(1,420,229)	(1,469,600)

	$4,050,994	$5,200,369

(b)	During the reporting periods, depreciation is included in:

	Year ended December 31,
	2011	2010

Cost of sales and overhead expense	$185,131	$156,077
Selling expenses	1,970	4,881
Administrative expenses	832,298	627,073

	$1,019,399	$788,031